Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
Intangible assets, net consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Trade name	689,333	709,591
Active user	368,555	379,387
Technology	28,086	28,911
License	51,178	51,178
Less: accumulated amortization	(526,300)	(531,416)
Less: accumulated impairment loss	(538,109)	(538,109)
Exchange difference	(50,540)	(82,456)

Net book value	22,203	17,086

Schedule of Future Amortization Expense
The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

For the year ended December 31,	Amounts
2024	5,116
2025	5,116
2026	5,116
2027	1,358
2028	104
Thereafter	276

Total	17,086